LEASES - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Year Ending December 31,
2022	$ 37,410
2023	32,058
2024	20,379
2025	14,995
2026	9,533
Thereafter	42,187
Total lease payments	156,562
Less: Imputed interest	(41,484)
Total lease obligations	$ 115,078